JPMorgan Large Cap Growth Fund Expense Example, No Redemption - A C I Shares [Member] - JPMorgan Large Cap Growth Fund	Jun. 30, 2025 USD ($)
Class A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 616
Expense Example, No Redemption, 3 Years	823
Expense Example, No Redemption, 5 Years	1,047
Expense Example, No Redemption, 10 Years	1,690
Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	147
Expense Example, No Redemption, 3 Years	468
Expense Example, No Redemption, 5 Years	813
Expense Example, No Redemption, 10 Years	1,653
Class I
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	70
Expense Example, No Redemption, 3 Years	234
Expense Example, No Redemption, 5 Years	411
Expense Example, No Redemption, 10 Years	$ 925